Lease liabilities	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities

19.	Lease liabilities

The maturity analysis of the lease liabilities are as follows:

	2025	2024
	USD	USD

Minimum lease payments:
Less than one year	499,557	329,071
Later than one year but not later than five years	463,873	202,421
More than five years	71,705	-

Total minimum lease payments	1,035,135	531,492
Less: Unearned interest	(73,260)	(31,184)

Present value of lease liabilities	961,875	500,308

19.	Lease liabilities (Cont’d)

The lease liabilities component is analysed as follows:

	2025	2024
	USD	USD

Current	223,630	305,946
Non-current	738,245	194,362

	961,875	500,308

The Group does not face a significant liquidity risk with regard to its lease liabilities.

The lease liabilities comprise of office premises. The Group applied the incremental borrowing rate to the lease liabilities of 6.65% (2024: 7.04%) per annum.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Lease liabilities

7.	LEASE LIABILITY

The lease is for the building situated at 7 Sterling Road, The Point Office Park Samrand, commencing on 01 August 2024 for a period of 5 years with an option to extend for 3 years at the Company’s discretion which it intends to exercise. The lease payments are R52 908 per month, escalating at 8% per annum and the lease liability was calculated using the company’s incremental borrowing rate at 11.75%. Please refer to note 3.

Unit E4 The Point office park	3,939,279	-
Non-current liabilities	3,733,392	-
Current liabilities	205,887	-
	3,939,279	-

CILO CYBIN HOLDINGS LIMITED

Annual financial statements for the year ended 31 March 2025

(Registration number 2022/320351/06)

NOTES TO THE ANNUAL FINANCIAL STATEMENTS

LEASE LIABILITY (continued)

Lease liability reconciliation
Opening Balance	-	-
Additions	404,635	-
Lease payments	(423,264)	-
Interest on lease liability	316,908	-
Total lease liability	3,939,279	-
Current lease liability	205,887	-
Non-current lease liability	3,733,392	-

Maturity Analysis

	Total owing	Payable within one year	Payable between 1 and 5 years	Payable after 5 years
Undiscounted amounts	6,329,843	668,752	4,237,173	1,423,919
Unearned interest	(2,390,565)	(462,865)	(1,743,855)	(183,845)
Total lease liability	3,939,279	205,887	2,493,318	1,240,074